Shareholder Report, Average Annual Return (Details) 74200173900_Putnam VT Global Health Care Fund_Class IA_TSR Annual {Class IA}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	15.34%	7.99%	8.63%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	14.83%	6.43%	8.14%